PROPERTY, PLANT AND EQUIPMENT, NET (Details - Property) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 66,541,104	$ 87,610,960
Less: Accumulated depreciation	(4,421,933)	(4,029,638)
Less: Impairment loss on building and land	(4,543,061)	0
Property, plant and equipment, net	57,576,110	83,581,322
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,544,788	18,924,437
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	52,953,088	68,641,338
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,205	16,148
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 28,023	$ 29,037